VENDOR NOTES RECEIVABLE (Table)	3 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Vendor note receivable
Advanced Tactical Armament Concepts, L.L.C. Notes Payable Purchased by Ammo	Amount

Western Alliance Bank	$1,910,993
Less: Allowance for uncollectible amounts	(360,993
1,550,000
Mansfield, LLC	1,035,000
$2,585,000

Disposition of collateral

We reflected this transaction in the following manner:

Vendor notes receivable	$$2,585,000
Vendor advances receivable	(96,552)
Accounts receivable	(20,965)
Inventories	(644,447)
Equipment	(543,115)
Loss on vendor notes receivable collectability	(1,279,921)
$-